Investments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value of Available-for-Sale Securities

At December 31, the amortized cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale securities are as shown in the following tables:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income
2013:
Fixed-maturity securities:
U.S. government	$57,053	646	471	57,228	—
States and political subdivisions	17,574	114	1,179	16,509	—
Foreign government	2,534	44	155	2,423	—
Public utilities	39,615	4,363	648	43,330	—
Corporate securities	343,790	26,790	6,349	364,231	—
Mortgage-backed securities	154,728	8,390	969	162,149	—

Total	$615,294	40,347	9,771	645,870	—

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income
2012:
Fixed-maturity securities:
U.S. government	$31,545	1,264	—	32,809	—
States and political subdivisions	18,094	652	211	18,535	—
Foreign government	558	65	—	623	—
Public utilities	37,070	6,644	30	43,684	—
Corporate securities	361,419	48,701	252	409,868	—
Mortgage-backed securities	188,345	17,670	8	206,007	—

Total	$637,031	74,996	501	711,526	—

Net Unrealized Gains on Available-for-Sale Securities

The net unrealized gains on available-for-sale securities consist of the following at December 31:

	2013	2012	2011
Available-for-sale:
Fixed-maturity securities	$30,576	74,495	65,063
Adjustments for:
Shadow adjustments	(14,657)	(22,118)	(27,407)
Deferred taxes	(5,572)	(18,332)	(13,179)

Net unrealized gains	$10,347	34,045	24,477

Amortized Cost and Fair Value of Fixed Maturity Securities, by Contractual Maturity

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2013, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale:
Due in one year or less	$6,889	6,988
Due after one year through five years	167,641	181,854
Due after five years through ten years	180,453	186,781
Due after ten years	105,583	108,098
Mortgage-backed securities	154,728	162,149

Total available-for-sale fixed-maturity securities	$615,294	645,870

Proceeds from Sale of Fixed-Maturity Securities	Proceeds from sales of fixed-maturity securities are presented in the table below:

	2013	2012	2011
Fixed-maturity securities:
Proceeds from sales	$77,960	134,346	68,328

Unrealized Losses on Available-For-Sale Securities and Related Fair Value

Unrealized losses on available-for-sale securities and the related fair value as of December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2013:
Fixed-maturity securities:
U.S. government	$38,474	471	—	—	38,474	471
States and political subdivisions	9,551	459	3,800	720	13,351	1,179
Foreign government	1,837	155	—	—	1,837	155
Public utilities	4,427	563	460	85	4,887	648
Corporate securities	91,430	5,758	4,668	591	96,098	6,349
Mortgage-backed securities	25,846	969	—	—	25,846	969

Total temporarily impaired available-for-sale securities	$171,565	8,375	8,928	1,396	180,493	9,771

2012:
Fixed-maturity securities:
States and political subdivisions	$4,323	211	—	—	4,323	211
Public utilities	—	—	517	30	517	30
Corporate securities	11,842	76	794	176	12,636	252
Mortgage-backed securities	1,008	8	—	—	1,008	8

Total temporarily impaired available-for-sale securities	$17,173	295	1,311	206	18,484	501

Cumulative Credit Impairments on Fixed-maturity Securities

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2013	2012
Balance as of January 1	$—	270
Additions for credit impairments recognized on:
Securities not previously impaired	—	169
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	241	—
Reductions for credit impairments previously on:
Securities that matured or were sold during the period	—	(439)

Balance as of December 31	$241	—

Gross and Net Realized Investment Gains (Losses)

Gross and net realized investment gains for the respective years ended December 31 are summarized as follows:

	2013	2012	2011
Fixed-maturity securities:
Gross gains on sales	$2,324	14,894	2,152
Gross losses on sales	(1,286)	(223)	(277)
OTTI	(241)	(169)	(270)
Other	32	—	—

Net realized investment gains	$829	14,502	1,605

Interest and Similar Income, Net

Major categories of interest and similar income, net for the respective years ended December 31 are shown below:

	2013	2012	2011
Interest and similar income:
Fixed-maturity securities	$29,904	31,075	32,790
Short-term securities	13	33	15
Policy loans	21	27	24
Other	33	20	6

Total	29,971	31,155	32,835
Less:
Investment expenses	307	305	251

Total interest and similar income, net	$29,664	30,850	32,584